Loans and Advances to Customers (Tables)	6 Months Ended
Jun. 30, 2020
Net Loans and Advances to Customers [abstract]
Summary of Net Loans and Advances to Customers

	30 June 2020	31 December 2019
	£m	£m
Loans and advances to customers	212,169	208,133
Credit impairment loss allowances on loans and advances to customers	(1,106)	(785)
RV and voluntary termination provisions on finance leases	(56)	(61)
Net loans and advances to customers	211,007	207,287